Property, Plant and Equipment (Details Narrative) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Property acquired during the period					$ 136,002	$ 228,618
Depreciation expense			$ 83,210	$ 84,277	$ 114,391	$ 115,673
Two Production Lines [Member] | Epidemic Prevention Supplies [Member]
Property acquired during the period			54,327
Seven Motor Truckers [Member] | Logistic Service [Member]
Property acquired during the period			315,920
Old Machinery [Member]
Disposal of assets			19,303
Accumulated depreciation			18,661
Two Old Motor Truckers [Member]
Disposal of assets			22,505
Accumulated depreciation			15,791
Plant and Equipment [Member]
Depreciation expense	$ 32,051	$ 27,648	$ 83,210	$ 84,277